UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21308
Alger Global Focus Fund
(Exact name of registrant as specified in charter)

100 Pearl Street, New York, New York 10004
Registrant's telephone number, including area code:
212-806-8800
Date of fiscal year end:
10/31
Date of reporting period:
April 30, 2025

Item 1. Report to Stockholders.
(a) The registrant’s semi-annual  report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Alger Global Equity Fund
Class A / CHUSX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Global Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Global Equity Fund (Class A / CHUSX)	$59	1.20%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Global Equity Fund Class A returned -3.11%, excluding sales load, for the fiscal six-month period ended April 30, 2025, compared to the 1.09% return of the MSCI ACWI. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Industrials and the largest sector underweight was Financials.
Contributors to Performance
The Communication Services and Consumer Staples sectors were the largest contributors to relative performance. Regarding individual positions, Nintendo Co., Ltd., Coca-Cola HBC AG, SBI Sumishin Net Bank Ltd, Comfort Systems USA, Inc., and Walmart Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Information Technology and Industrials sectors were the largest detractors from relative performance. Regarding individual positions, Agilysys, Inc., NVIDIA Corp., FTAI Aviation Ltd., Axos Financial, Inc., and Accenture Plc were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
Germany’s Post-Election Fiscal Stimulus	Positive	Following Germany's February 2025 federal election, coalition leaders agreed to loosen constitutional debt restrictions, create a €500 billion infrastructure fund, and increase defense expenditures—measures anticipated to boost domestic growth and support broader European equities.
Aggressive Reciprocal Tariffs	Negative	The U.S. administration’s aggressive tariff announcements in early April 2025 raised concerns of retaliatory actions, heightened global supply-chain pressures, and dampened global economic sentiment.
Rising Economic Uncertainty in the U.S.	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Global Equity Fund Class A	1.49%	8.92%	5.68%
Alger Global Equity Fund Class A—excluding sales load	7.10%	10.10%	6.25%
MSCI ACWI	12.34%	13.59%	9.18%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$19,913,981
Total number of portfolio holdings[1]	44
Portfolio turnover rate	53.61%
[1]	Excludes Money Market Funds.
Country Allocation †
Brazil	3.3%
Canada	6.0%
China	4.9%
Germany	6.8%
India	2.1%
Indonesia	1.7%
Italy	1.9%
Japan	10.1%
Norway	1.7%
Switzerland	3.2%
Taiwan	1.9%
United Kingdom	5.0%
United States	50.0%
Short-Term Investments and Net Other Assets	1.4%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Global Equity Fund
Alger Global Equity Fund
Class C / CHUCX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Global Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Global Equity Fund (Class C / CHUCX)	$110	2.25%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Global Equity Fund Class C returned -3.58%, excluding contingent deferred sales charge, for the fiscal six-month period ended April 30, 2025, compared to the 1.09% return of the MSCI ACWI. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Industrials and the largest sector underweight was Financials.
Contributors to Performance
The Communication Services and Consumer Staples sectors were the largest contributors to relative performance. Regarding individual positions, Nintendo Co., Ltd., Coca-Cola HBC AG, SBI Sumishin Net Bank Ltd, Comfort Systems USA, Inc., and Walmart Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Information Technology and Industrials sectors were the largest detractors from relative performance. Regarding individual positions, Agilysys, Inc., NVIDIA Corp., FTAI Aviation Ltd., Axos Financial, Inc., and Accenture Plc were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
Germany’s Post-Election Fiscal Stimulus	Positive	Following Germany's February 2025 federal election, coalition leaders agreed to loosen constitutional debt restrictions, create a €500 billion infrastructure fund, and increase defense expenditures—measures anticipated to boost domestic growth and support broader European equities.
Aggressive Reciprocal Tariffs	Negative	The U.S. administration’s aggressive tariff announcements in early April 2025 raised concerns of retaliatory actions, heightened global supply-chain pressures, and dampened global economic sentiment.
Rising Economic Uncertainty in the U.S.	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Global Equity Fund Class C	5.08%	9.20%	5.62%
Alger Global Equity Fund Class C—excluding contingent deferred sales charge	5.98%	9.20%	5.62%
MSCI ACWI	12.34%	13.59%	9.18%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$19,913,981
Total number of portfolio holdings[1]	44
Portfolio turnover rate	53.61%
[1]	Excludes Money Market Funds.
Country Allocation †
Brazil	3.3%
Canada	6.0%
China	4.9%
Germany	6.8%
India	2.1%
Indonesia	1.7%
Italy	1.9%
Japan	10.1%
Norway	1.7%
Switzerland	3.2%
Taiwan	1.9%
United Kingdom	5.0%
United States	50.0%
Short-Term Investments and Net Other Assets	1.4%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Global Equity Fund
Alger Global Equity Fund
Class I / AFGIX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Global Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Global Equity Fund (Class I / AFGIX)	$59	1.20%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Global Equity Fund Class I returned -3.10% for the fiscal six-month period ended April 30, 2025, compared to the 1.09% return of the MSCI ACWI. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Industrials and the largest sector underweight was Financials.
Contributors to Performance
The Communication Services and Consumer Staples sectors were the largest contributors to relative performance. Regarding individual positions, Nintendo Co., Ltd., Coca-Cola HBC AG, SBI Sumishin Net Bank Ltd, Comfort Systems USA, Inc., and Walmart Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Information Technology and Industrials sectors were the largest detractors from relative performance. Regarding individual positions, Agilysys, Inc., NVIDIA Corp., FTAI Aviation Ltd., Axos Financial, Inc., and Accenture Plc were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
Germany’s Post-Election Fiscal Stimulus	Positive	Following Germany's February 2025 federal election, coalition leaders agreed to loosen constitutional debt restrictions, create a €500 billion infrastructure fund, and increase defense expenditures—measures anticipated to boost domestic growth and support broader European equities.
Aggressive Reciprocal Tariffs	Negative	The U.S. administration’s aggressive tariff announcements in early April 2025 raised concerns of retaliatory actions, heightened global supply-chain pressures, and dampened global economic sentiment.
Rising Economic Uncertainty in the U.S.	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Global Equity Fund Class I	7.10%	10.32%	6.51%
MSCI ACWI	12.34%	13.59%	9.18%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$19,913,981
Total number of portfolio holdings[1]	44
Portfolio turnover rate	53.61%
[1]	Excludes Money Market Funds.
Country Allocation †
Brazil	3.3%
Canada	6.0%
China	4.9%
Germany	6.8%
India	2.1%
Indonesia	1.7%
Italy	1.9%
Japan	10.1%
Norway	1.7%
Switzerland	3.2%
Taiwan	1.9%
United Kingdom	5.0%
United States	50.0%
Short-Term Investments and Net Other Assets	1.4%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Global Equity Fund
Alger Global Equity Fund
Class Z / AFGZX
Semi-Annual SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Alger Global Equity Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request this information by contacting us at (800) 992-3863.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Global Equity Fund (Class Z / AFGZX)	$48	0.99%(a)
(a)	Annualized.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
Alger Global Equity Fund Class Z returned -3.00% for the fiscal six-month period ended April 30, 2025, compared to the 1.09% return of the MSCI ACWI. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Industrials and the largest sector underweight was Financials.
Contributors to Performance
The Communication Services and Consumer Staples sectors were the largest contributors to relative performance. Regarding individual positions, Nintendo Co., Ltd., Coca-Cola HBC AG, SBI Sumishin Net Bank Ltd, Comfort Systems USA, Inc., and Walmart Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Information Technology and Industrials sectors were the largest detractors from relative performance. Regarding individual positions, Agilysys, Inc., NVIDIA Corp., FTAI Aviation Ltd., Axos Financial, Inc., and Accenture Plc were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as cloud-based computing growth and artificial intelligence ("AI") proliferation also supported market sentiment.
Germany’s Post-Election Fiscal Stimulus	Positive	Following Germany's February 2025 federal election, coalition leaders agreed to loosen constitutional debt restrictions, create a €500 billion infrastructure fund, and increase defense expenditures—measures anticipated to boost domestic growth and support broader European equities.
Aggressive Reciprocal Tariffs	Negative	The U.S. administration’s aggressive tariff announcements in early April 2025 raised concerns of retaliatory actions, heightened global supply-chain pressures, and dampened global economic sentiment.
Rising Economic Uncertainty in the U.S.	Negative	While U.S. consumer and business spending was strong in the first quarter of 2025, rising economic uncertainty weighed on sentiment. Consumer confidence declined amid elevated inflation expectations, while escalating trade tensions eroded business optimism and reduced international demand for U.S. assets, tempering expectations for future economic growth.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten semi-annual periods of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first semi-annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of April 30, 2025)	1 Year	5 Years	10 Years
Alger Global Equity Fund Class Z	7.32%	10.57%	6.72%
MSCI ACWI	12.34%	13.59%	9.18%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal six-month period ended April 30, 2025.
Fund net assets	$19,913,981
Total number of portfolio holdings[1]	44
Portfolio turnover rate	53.61%
[1]	Excludes Money Market Funds.
Country Allocation †
Brazil	3.3%
Canada	6.0%
China	4.9%
Germany	6.8%
India	2.1%
Indonesia	1.7%
Italy	1.9%
Japan	10.1%
Norway	1.7%
Switzerland	3.2%
Taiwan	1.9%
United Kingdom	5.0%
United States	50.0%
Short-Term Investments and Net Other Assets	1.4%
100.0%
†	Based on net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Global Equity Fund

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
ALGER GLOBAL EQUITY FUND
SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
April 30, 2025 (UNAUDITED)

Table of Contents

ALGER GLOBAL EQUITY FUND

ALGER GLOBAL EQUITY FUND
Schedule of Investments April 30, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.6%
BRAZIL—3.3%
BROADLINE RETAIL—2.0%
MercadoLibre, Inc.*	170	$ 396,245
DIVERSIFIED BANKS—1.3%
NU Holdings, Ltd., Cl. A*	21,663	269,271

TOTAL BRAZIL (Cost $401,104)		665,516
CANADA—6.0%
APPLICATION SOFTWARE—2.1%
The Descartes Systems Group, Inc.*	3,960	417,344
DIVERSIFIED SUPPORT SERVICES—2.0%
Element Fleet Management Corp.	18,333	401,475
INTERNET SERVICES & INFRASTRUCTURE—1.9%
Shopify, Inc., Cl. A*	3,933	374,072

TOTAL CANADA (Cost $1,084,251)		1,192,891
CHINA—4.9%
APPAREL ACCESSORIES & LUXURY GOODS—1.7%
ANTA Sports Products, Ltd.	29,571	349,406
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—1.9%
Weichai Power Co., Ltd., Cl. H	191,000	372,622
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.3%
Xiaomi Corp., Cl. B*	41,089	263,060

TOTAL CHINA (Cost $992,887)		985,088
GERMANY—6.8%
AEROSPACE & DEFENSE—2.9%
MTU Aero Engines AG	1,653	572,113
INDUSTRIAL CONGLOMERATES—2.0%
Siemens AG	1,773	408,253
MOVIES & ENTERTAINMENT—1.9%
CTS Eventim AG & Co. KGaA	3,117	369,324

TOTAL GERMANY (Cost $1,368,149)		1,349,690
INDIA—2.1%
DIVERSIFIED BANKS—2.1%
ICICI Bank, Ltd. ADR	12,174	408,559
(Cost $304,423)
See Notes to Financial Statements.

ALGER GLOBAL EQUITY FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.6% (CONT.)
INDONESIA—1.7%
DIVERSIFIED BANKS—1.7%
PT Bank Central Asia Tbk	640,653	$ 340,629
(Cost $397,383)
ITALY—1.9%
DIVERSIFIED BANKS—1.9%
FinecoBank SpA	18,650	373,204
(Cost $380,880)
JAPAN—10.1%
DIVERSIFIED BANKS—2.8%
Mizuho Financial Group, Inc.	9,000	225,024
SBI Sumishin Net Bank, Ltd.	11,500	335,573
		560,597
INDUSTRIAL CONGLOMERATES—3.1%
Hitachi, Ltd.	25,350	626,538
INTERACTIVE HOME ENTERTAINMENT—4.2%
Nintendo Co., Ltd.	10,026	832,359

TOTAL JAPAN (Cost $1,559,264)		2,019,494
NORWAY—1.7%
AEROSPACE & DEFENSE—1.7%
Kongsberg Gruppen ASA	2,060	331,884
(Cost $307,919)
SWITZERLAND—3.2%
LIFE SCIENCES TOOLS & SERVICES—3.2%
Lonza Group AG	888	638,036
(Cost $558,281)
TAIWAN—1.9%
SEMICONDUCTORS—1.9%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,296	382,720
(Cost $263,089)
UNITED KINGDOM—5.0%
CASINOS & GAMING—2.0%
Flutter Entertainment PLC*	1,635	396,842
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—3.0%
Coca-Cola HBC AG*	11,353	591,192

TOTAL UNITED KINGDOM (Cost $708,949)		988,034
UNITED STATES—50.0%
APPLICATION SOFTWARE—5.0%
Roper Technologies, Inc.	1,029	576,322
See Notes to Financial Statements.

ALGER GLOBAL EQUITY FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.6% (CONT.)
UNITED STATES—50.0% (CONT.)
APPLICATION SOFTWARE—5.0% (CONT.)
Salesforce, Inc.	1,543	$ 414,620
		990,942
BIOTECHNOLOGY—2.8%
Exelixis, Inc.*	14,396	563,603
BROADLINE RETAIL—5.1%
Amazon.com, Inc.*	5,546	1,022,793
CONSTRUCTION MATERIALS—3.1%
CRH PLC	6,394	610,116
CONSUMER STAPLES MERCHANDISE RETAIL—2.9%
BJ's Wholesale Club Holdings, Inc.*	1,977	232,416
Walmart, Inc.	3,604	350,489
		582,905
DIVERSIFIED BANKS—2.8%
JPMorgan Chase & Co.	2,266	554,309
FINANCIAL EXCHANGES & DATA—2.1%
S&P Global, Inc.	829	414,541
HEALTHCARE EQUIPMENT—2.7%
Stryker Corp.	1,458	545,175
HEALTHCARE FACILITIES—1.5%
The Ensign Group, Inc.	2,360	304,416
HEAVY ELECTRICAL EQUIPMENT—2.6%
GE Vernova, Inc.	1,390	515,440
INTERACTIVE HOME ENTERTAINMENT—1.8%
Take-Two Interactive Software, Inc.*	1,565	365,146
INTERACTIVE MEDIA & SERVICES—2.6%
Meta Platforms, Inc., Cl. A	938	514,962
IT CONSULTING & OTHER SERVICES—2.9%
Accenture PLC, Cl. A	1,942	580,949
OIL & GAS EXPLORATION & PRODUCTION—1.7%
Diamondback Energy, Inc.	2,554	337,154
REGIONAL BANKS—2.3%
Axos Financial Inc*	7,070	448,804
SEMICONDUCTORS—4.5%
NVIDIA Corp.	8,132	885,737
STEEL—1.8%
Carpenter Technology Corp.	1,827	357,380
See Notes to Financial Statements.

ALGER GLOBAL EQUITY FUND
Schedule of Investments April 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.6% (CONT.)
UNITED STATES—50.0% (CONT.)
TRADING COMPANIES & DISTRIBUTORS—1.8%
FTAI Aviation Ltd.	3,423	$ 366,638

TOTAL UNITED STATES (Cost $8,913,610)		9,961,010
TOTAL COMMON STOCKS (Cost $17,240,189)		19,636,755
PREFERRED STOCKS—0.0%
UNITED STATES—0.0%
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),*,@	33,858	—
(Cost $152,361)		—

MONEY MARKET FUNDS—1.8%
UNITED STATES—1.8%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(b)	361,769	361,769
(Cost $361,769)

Total Investments (Cost $17,754,319)	100.4%	$19,998,524
Unaffiliated Securities (Cost $17,754,319)		19,998,524
Liabilities in Excess of Other Assets	(0.4)%	(84,543)
NET ASSETS	100.0%	$19,913,981

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Rate shown reflects 7-day effective yield as of April 30, 2025.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 4/30/2025
Prosetta Biosciences, Inc., Series D	2/6/15	$152,361	$—	0.0%
Total		$152,361	$—	0.0%
See Notes to Financial Statements.

ALGER GLOBAL EQUITY FUND
Statement of Assets and Liabilities April 30, 2025  (Unaudited)

Alger Global Equity Fund
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedule of investments	$19,998,524
Foreign cash †	3,033
Dividends and interest receivable	40,024
Receivable from Investment Manager	14,996
Prepaid expenses	496
Total Assets	20,057,073
LIABILITIES:
Payable for investment securities purchased	85,651
Accrued investment advisory fees	12,319
Accrued distribution fees — Note 3	3,344
Accrued shareholder administrative fees	237
Accrued administrative fees	423
Accrued professional fees	20,340
Accrued fund accounting fees	7,697
Accrued printing fees	6,400
Accrued transfer agent fees	4,652
Accrued custodian fees	1,572
Accrued trustee fees	146
Accrued other expenses	311
Total Liabilities	143,092
NET ASSETS	$19,913,981
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	16,010,200
Distributable earnings	3,903,781
NET ASSETS	$19,913,981
* Identified cost	$17,754,319 (a)
† Cost of foreign cash	$2,922

See Notes to Financial Statements.

ALGER GLOBAL EQUITY FUND
Statement of Assets and Liabilities April 30, 2025  (Unaudited) (Continued)

Alger Global Equity Fund
NET ASSETS BY CLASS:
Class A	$16,305,892
Class C	$211,868
Class I	$146,920
Class Z	$3,249,301
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 7:
Class A	613,081
Class C	9,055
Class I	5,683
Class Z	116,197
NET ASSET VALUE PER SHARE:
Class A	$26.60
Class A - Offering Price Per Share (includes a 5.25% sales charge)	$28.07
Class C	$23.40
Class I	$25.85
Class Z	$27.96

(a)
At April 30, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$17,754,319, amounted to $2,244,205, which consisted of aggregate gross unrealized appreciation of $3,161,864, and aggregate gross unrealized depreciation of $917,659.

See Notes to Financial Statements.

ALGER GLOBAL EQUITY FUND
Statement of Operations for the six months ended April 30, 2025 (Unaudited)

Alger Global Equity Fund
INCOME:
Dividends (net of foreign withholding taxes*)	$80,065
Interest	7,754
Total Income	87,819
EXPENSES:
Investment advisory fees — Note 3	83,670
Distribution fees — Note 3
Class A	21,459
Class C	1,115
Class I	191
Shareholder administrative fees — Note 3	1,611
Administration fees — Note 3	2,876
Registration fees	38,903
Professional fees	18,323
Fund accounting fees	13,440
Printing fees	10,467
Transfer agent fees	6,746
Custodian fees	1,048
Trustee fees — Note 3	765
Interest expense — Note 3	109
Other expenses	2,780
Total Expenses	203,503
Less expense reimbursements/waivers — Note 3	(80,262)
Net Expenses	123,241
NET INVESTMENT (LOSS)	(35,422)
REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on unaffiliated investments	1,741,632
Net realized (loss) on foreign currency transactions	(7,208)
Net realized gain on investments and foreign currency	1,734,424
Net change in unrealized (depreciation) on unaffiliated investments	(2,313,456)
Net change in unrealized appreciation on foreign currency	2,070
Net change in unrealized (depreciation) on investments and foreign currency	(2,311,386)
Net realized and unrealized (loss) on investments and foreign currency	(576,962)
NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(612,384)
* Foreign withholding taxes	$7,170
See Notes to Financial Statements.

ALGER GLOBAL EQUITY FUND
Statements of Changes in Net Assets (Unaudited)

	Alger Global Equity Fund
	For the Six Months Ended April 30, 2025	For the Year Ended October 31, 2024
Net investment (loss)	$(35,422)	$(76,171)
Net realized gain on investments and foreign currency	1,734,424	3,556,641
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(2,311,386)	2,783,587
Net increase (decrease) in net assets resulting from operations	(612,384)	6,264,057
Net dividends and distributions to shareholders:
Class A	(2,544,458)	—
Class C	(33,927)	—
Class I	(23,800)	—
Class Z	(478,640)	—
Total dividends and distributions to shareholders	(3,080,825)	—
Increase (decrease) from shares of beneficial interest transactions — Note 7:
Class A	1,722,693	(1,121,342)
Class C	(67,114)	(284,779)
Class I	13,235	(76,628)
Class Z	354,194	(183,864)
Net increase (decrease) from shares of beneficial interest transactions	2,023,008	(1,666,613)
Total increase (decrease)	(1,670,201)	4,597,444
Net Assets:
Beginning of period	21,584,182	16,986,738
END OF PERIOD	$19,913,981	$21,584,182
See Notes to Financial Statements.

ALGER GLOBAL EQUITY FUND
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Global Equity Fund	Class A
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$31.77	$23.02	$22.12	$36.67	$26.21	$21.37
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.05)	(0.12)	(0.15)	(0.26)	(0.31)	(0.16)
Net realized and unrealized gain (loss) on investments	(0.55)	8.87	1.05	(11.10)	10.77	5.62
Total from investment operations	(0.60)	8.75	0.90	(11.36)	10.46	5.46
Dividends from net investment income	—	—	—	—	—	(0.62)
Distributions from net realized gains	(4.57)	—	—	(3.19)	—	—
Net asset value, end of period	$26.60	$31.77	$23.02	$22.12	$36.67	$26.21
Total return(c)	(3.11) %	38.05%	4.07%	(33.73) %	39.91%	26.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$16,306	$17,637	$13,661	$13,900	$22,407	$16,703
Ratio of gross expenses to average net assets	1.99%	2.54%	2.30%	2.06%	1.73%	2.19%
Ratio of expense reimbursements to average net assets	(0.79) %	(1.24) %	(0.80) %	(0.56) %	(0.23) %	(0.69) %
Ratio of net expenses to average net assets	1.20%	1.30%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment loss to average net assets	(0.36) %	(0.40) %	(0.62) %	(0.99) %	(0.97) %	(0.69) %
Portfolio turnover rate	53.61%	93.65%	35.65%	36.86%	64.10%	102.71%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

ALGER GLOBAL EQUITY FUND
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Global Equity Fund	Class C
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$28.60	$20.93	$20.26	$34.09	$24.54	$20.05
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.18)	(0.36)	(0.30)	(0.43)	(0.50)	(0.31)
Net realized and unrealized gain (loss) on investments	(0.45)	8.03	0.97	(10.21)	10.05	5.27
Total from investment operations	(0.63)	7.67	0.67	(10.64)	9.55	4.96
Dividends from net investment income	—	—	—	—	—	(0.47)
Distributions from net realized gains	(4.57)	—	—	(3.19)	—	—
Net asset value, end of period	$23.40	$28.60	$20.93	$20.26	$34.09	$24.54
Total return(c)	(3.58) %	36.65%	3.31%	(34.21) %	38.86%	25.17%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$212	$317	$476	$831	$1,922	$1,910
Ratio of gross expenses to average net assets	2.84%	2.87%	3.19%	2.78%	2.43%	2.96%
Ratio of expense reimbursements to average net assets	(0.59) %	(0.59) %	(0.94) %	(0.53) %	(0.24) %	(0.71) %
Ratio of net expenses to average net assets	2.25%	2.28%	2.25%	2.25%	2.19%	2.25%
Ratio of net investment loss to average net assets	(1.42) %	(1.39) %	(1.37) %	(1.73) %	(1.66) %	(1.42) %
Portfolio turnover rate	53.61%	93.65%	35.65%	36.86%	64.10%	102.71%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

ALGER GLOBAL EQUITY FUND
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Global Equity Fund	Class I
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$31.00	$22.44	$21.51	$35.66	$25.42	$20.79
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.05)	(0.11)	(0.09)	(0.19)	(0.21)	(0.08)
Net realized and unrealized gain (loss) on investments	(0.53)	8.67	1.02	(10.77)	10.45	5.45
Total from investment operations	(0.58)	8.56	0.93	(10.96)	10.24	5.37
Dividends from net investment income	—	—	—	—	—	(0.74)
Distributions from net realized gains	(4.57)	—	—	(3.19)	—	—
Net asset value, end of period	$25.85	$31.00	$22.44	$21.51	$35.66	$25.42
Total return(c)	(3.10) %	38.15%	4.32%	(33.55) %	40.23%	26.55%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$147	$162	$182	$286	$376	$546
Ratio of gross expenses to average net assets	2.01%	2.32%	2.40%	2.03%	1.70%	2.18%
Ratio of expense reimbursements to average net assets	(0.81) %	(1.09) %	(1.15) %	(0.78) %	(0.49) %	(1.03) %
Ratio of net expenses to average net assets	1.20%	1.23%	1.25%	1.25%	1.21%	1.15%
Ratio of net investment loss to average net assets	(0.36) %	(0.38) %	(0.39) %	(0.73) %	(0.68) %	(0.35) %
Portfolio turnover rate	53.61%	93.65%	35.65%	36.86%	64.10%	102.71%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

ALGER GLOBAL EQUITY FUND
Financial Highlights for a share outstanding throughout the period (Unaudited)

Alger Global Equity Fund	Class Z
	Six Months Ended 4/30/2025(a)	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021	Year Ended 10/31/2020
Net asset value, beginning of period	$33.15	$23.95	$22.89	$37.65	$26.78	$21.89
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(b)	(0.02)	(0.03)	(0.03)	(0.15)	(0.15)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.60)	9.23	1.09	(11.42)	11.02	5.74
Total from investment operations	(0.62)	9.20	1.06	(11.57)	10.87	5.70
Dividends from net investment income	—	—	—	—	—	(0.81)
Distributions from net realized gains	(4.57)	—	—	(3.19)	—	—
Net asset value, end of period	$27.96	$33.15	$23.95	$22.89	$37.65	$26.78
Total return(c)	(3.00) %	38.42%	4.63%	(33.38) %	40.54%	26.76%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$3,249	$3,469	$2,668	$2,828	$10,860	$3,346
Ratio of gross expenses to average net assets	1.67%	2.26%	1.97%	1.65%	1.42%	1.86%
Ratio of expense reimbursements to average net assets	(0.68) %	(1.26) %	(0.98) %	(0.66) %	(0.43) %	(0.87) %
Ratio of net expenses to average net assets	0.99%	1.00%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment loss to average net assets	(0.15) %	(0.10) %	(0.11) %	(0.53) %	(0.44) %	(0.19) %
Portfolio turnover rate	53.61%	93.65%	35.65%	36.86%	64.10%	102.71%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

ALGER GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

Alger Global Equity Fund (the “Fund”) is an open-end registered investment company organized as a business trust under the laws of  the Commonwealth of Massachusetts. The Fund qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Fund’s investment objective is long-term capital appreciation. It seeks to achieve its objective by investing in equity securities in the United States and foreign countries. The Fund’s foreign investments will include securities of  companies in both developed and emerging market countries.
The Fund offers Class A, C, I and Z shares. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the eighth anniversary of  the purchase date of  a shareholder’s Class C shares, without the imposition of any sales load, fee or other charge. Class C shares held at certain dealers may not convert to Class A shares or may be converted on a different schedule. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Effective August 27, 2019, Class C shares were closed to direct shareholders and are only available for purchase through certain financial intermediaries and group retirement plan recordkeeping platforms. Class I shares are generally sold to institutional investors and are sold without an initial or deferred sales charge. Class Z shares are generally subject to a minimum initial investment of  $500,000. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of  the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of  the Fund’s assets).
NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Fund values its financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees of the Fund (the "Board"). Investments held by the Fund are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), Fred Alger Management, LLC, the Fund's investment adviser ("Alger Management" or the "Investment Manager"), as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of

ALGER GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

representatives of the Investment Manager and officers of the Fund to assist in performing the duties and responsibilities of the Valuation Designee.
The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Fund. The Valuation Designee regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Fund having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act, including money market funds, are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Securities in which the Fund invests may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of these securities as of the close of the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.

ALGER GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund's own assumptions based on the best information available in these circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The Fund's quantitative summary by Level can be found in Note 9.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The Fund's valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Fund may significantly differ from the valuations that would have been assigned by the Fund had there been an active market for such securities.

ALGER GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(b) Cash: Cash includes U.S. dollars, if applicable.
(c) Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.
Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.
(d) Foreign Currency Transactions: The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.  The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the accompanying Statement of Operations.
(e) Forward Foreign Exchange Contracts: The Fund may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency.
These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the base currency.
(f) Dividends to Shareholders: Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. The Fund declares and pays dividends from net investment income, if available, annually.

ALGER GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Dividends from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned. Each share class is treated separately in determining the amount of dividends from net investment income payable to holders of its shares.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with U.S. federal income tax rules. Therefore, the source of the Fund’s distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income, net realized gain on investment transactions, or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the differences in tax treatment of net operating losses, passive foreign investment companies, and foreign currency transactions. The reclassifications are done annually at year-end and have no impact on the net asset value of the Fund and are designed to present the Fund’s capital accounts on a tax basis.
(g) Federal Income Taxes: It is the Fund’s policy to comply with the requirements of the U.S. Internal Revenue Code Subchapter M applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Provided that the Fund maintains such compliance, no U.S. federal income tax provision is required.
FASB Accounting Standards Codification 740 – Income Taxes (“ASC 740”) requires the Fund to measure and recognize in its financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. No tax years are currently under investigation. The Fund files income tax returns in the U.S. Federal jurisdiction, as well as the New York State and New York City jurisdictions. The statute of limitations on the Fund's tax returns remains open for the tax years 2021-2024. Alger Management does not believe there are any uncertain tax positions that require recognition of a tax liability.
(h) Allocation Methods: Income, realized and unrealized gains and losses, and expenses of the Fund are allocated among the Fund’s classes based on relative net assets, with the exception of distribution fees, transfer agency fees, and shareholder servicing and related fees.
(i) Segment Reporting: During the six months ended April 30, 2025, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses and, has operating results that are regularly reviewed by the

ALGER GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance. The Principal Executive Officer of the Fund acts as the Fund’s CODM. The Fund represents a single operating segment. The CODM monitors the operating results of the Fund, including the Fund’s portfolio composition, total return, expense ratio, and changes in net assets. The Fund’s long-term strategic asset allocation is determined in accordance with the terms of the Fund’s prospectus, based on a defined investment strategy which is executed by the Investment Manager.
(j) Estimates: These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, which require using estimates and assumptions that affect the reported amounts therein. These unaudited Financial Statements reflect all adjustments that are, in the opinion of management, necessary to present a fair statement of results of the semi-annual period. Actual results may differ from those estimates. All such estimates are of a normal recurring nature.
NOTE 3 — Investment Advisory Fees and Other Transactions with Affiliates:

(a) Investment Advisory Fees: Fees incurred by the Fund, pursuant to the provisions of the Fund's Investment Advisory Agreement with the Investment Manager, are payable monthly and computed based on the following annual rates. The actual rate paid as a percentage of average daily net assets, for the six months ended April 30, 2025, is set forth below under the heading “Actual Rate”:

	Tier 1	Tier 2	Actual Rate
Alger Global Equity Fund (a)	0.80%	0.70%	0.80%

(a)	Tier 1 rate is paid on assets up to $500 million, Tier 2 rate is paid on assets in excess of $500 million.
The sub-adviser to the Fund, Redwood Investments, LLC ("Redwood"),  an affiliate of Alger Management, is paid a sub-advisory fee from the advisory fee that Alger Management receives at no additional cost to the Fund. The sub-advisory fee is equal to 100% of the net advisory fee paid by the Fund to Alger Management with respect to the assets sub-advised by Redwood. For the six months ended April 30, 2025, Alger Management paid a sub-advisory fee of $83,670 to Redwood.
Alger Management has contractually agreed to waive and/or reimburse other expenses and any other applicable share class-specific expenses (excluding acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage expenses, fees in connection with the ReFlow Fund, LLC liquidity program ("ReFlow"), extraordinary expenses and certain proxy expenses, to the extent applicable) through October 31, 2026 to the

ALGER GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

extent necessary to limit such expenses to the rates, listed in the table below, based on average daily net assets. For the avoidance of doubt, this agreement does not include advisory fees. On October 22, 2024, the Board approved exclusion of all cost related to the August 16, 2024 joint special meeting of shareholders from the expense reimbursement with Alger Management.

	CLASS				FEES WAIVED / REIMBURSED FOR THE SIX MONTHS ENDED APRIL 30, 2025
	A	C	I	Z
Alger Global Equity Fund	0.40%	1.45%	0.40%	0.19%	$80,262

Alger Management may recoup any fees waived or expenses reimbursed pursuant to the contract; however, the Fund will only make repayments to the Investment Manager if such repayment does not cause the Fund’s expense ratio, after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) the Fund’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed. For the six months ended April 30, 2025, the Fund did not make any recoupments to the Investment Manager.
(b) Administration Fees: Fees incurred by the Fund, pursuant to the provisions of the Fund's Fund Administration Agreement with the Investment Manager, are payable monthly and computed based on the average daily net assets of the Fund at the annual rate of 0.0275%.
(c) Distribution/Shareholder Servicing Fees: The Trust has adopted distribution plans for its Class A, Class C and Class I shares pursuant to which each Fund pays Fred Alger & Company, LLC, each Fund's distributor and an affiliate of the Investment Manager (the "Distributor" or "Alger LLC"), a fee at the annual rate of 0.25% of the average daily net assets of the Class A and Class I shares and 1.00% of the average daily net assets of the Class C shares to compensate Alger LLC for its activities and expenses incurred in distributing and/or administering the Fund's shares and/or shareholder servicing. The fees paid may be more or less than the expenses incurred by Alger LLC.
(d) Sales Charges: Sales of shares of the Fund may be subject to contingent deferred sales charges. The contingent deferred sales charges are used by Alger LLC to offset distribution expenses previously incurred. Sales charges do not represent expenses of the Fund. For the six months ended April 30, 2025, there were no contingent deferred sales charges imposed.
(e) Brokerage Commissions: During the six months ended April 30, 2025, the Fund did not pay Alger LLC in connection with securities transactions.

ALGER GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(f) Shareholder Administrative Fees: The Fund has entered into a Shareholder Administrative Services Agreement with Alger Management to compensate Alger Management for liaising with, and providing administrative oversight of, the Fund's transfer agent, and for other related services. The Fund compensates Alger Management at the annual rate of 0.0165% of the respective average daily net assets of Class A and Class C shares and 0.01% of the respective average daily net assets for the Class I and Class Z shares for these services.
Alger Management makes payments to intermediaries that provide sub-accounting services to omnibus accounts invested in the Fund. A portion of the fees paid by Alger Management to intermediaries that provide sub-accounting services are charged back to the Fund, subject to certain limitations, as approved by the Board. For the six months ended April 30, 2025, Alger Management charged back $3,444 to the Fund for these services, which are included in transfer agent fees in the accompanying Statement of Operations.
(g) Trustee Fees: Effective January 1, 2025, each trustee who is not an “interested person” of the Fund, as defined in the 1940 Act (“Independent Trustee”), receives a fee of $170,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex, plus travel expenses incurred for attending board meetings. The term “Alger Fund Complex” refers to the Fund, The Alger Institutional Funds, The Alger Funds, The Alger Portfolios, The Alger Funds II and The Alger ETF Trust, each of which is a registered investment company managed by Alger Management. The Independent Trustee appointed as Chairman of the Board receives additional compensation of $26,000 per annum paid pro rata based on net assets by each fund in the Alger Fund Complex. Additionally, each member of the Audit Committee receives a fee of $10,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex. Independent Trustees who are not members of the Audit Committee but attend Audit Committee meetings will receive a stipend of $10,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex.
Prior to January 1, 2025, each Independent Trustee received a fee of $165,400 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex, plus travel expenses incurred for attending board meetings, the Chair of the Board received an additional compensation of $22,000 per annum paid pro rata based on net assets by each fund in the Alger Fund Complex; and each member of the Audit Committee received a fee of $13,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex.
The Board has adopted a policy requiring Independent Trustees to receive a minimum of 10% of their annual compensation in shares of one or more of the funds in the Alger Fund Complex.

ALGER GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(h) Interfund Trades: The Fund may engage in purchase and sale transactions with other funds advised by Alger Management or sub-advised by Weatherbie Capital, LLC or Redwood, affiliates of Alger Management. For the six months ended April 30, 2025, there were no interfund trades.
(i) Interfund Loans: The Fund, along with other funds in the Alger Fund Complex, may borrow money from and lend money to each other for temporary or emergency purposes. To the extent permitted under its investment restrictions, the Fund may lend uninvested cash in an amount up to 15% of its net assets to other funds in the Alger Fund Complex. If the Fund has borrowed from other funds in the Alger Fund Complex and has aggregate borrowings from all sources that exceed 10% of the Fund’s total assets, the Fund will secure all of its loans from other funds in the Alger Fund Complex. The interest rate charged on interfund loans is equal to the average of the overnight U.S. Treasury money market rate and bank loan rate available to the Funds. There were no interfund loans outstanding as of April 30, 2025.
During the six months ended April 30, 2025, the Fund did not incur any interfund loan interest expense.
(j) Other Transactions with Affiliates: Certain officers and one Trustee of the Fund are directors and/or officers of Alger Management, the Distributor, or their affiliates. At April 30, 2025, Alger Management and its affiliated entities owned the following shares:

	SHARE CLASS
	A	C	I	Z
Alger Global Equity Fund	—	—	—	16,199
NOTE 4 — Securities Transactions:

The following summarizes the securities transactions by the Fund, other than U.S. Government securities and short-term securities, for the six months ended April 30, 2025:

	PURCHASES	SALES
Alger Global Equity Fund	$11,128,085	$12,186,157
NOTE 5 — Borrowings:

The Fund may borrow from Bank of New York (the "Custodian") on an uncommitted basis. The Fund pays the Custodian a market rate of interest, generally based upon a rate of return with respect to each respective currency borrowed, taking into consideration relevant overnight and short-term reference rates. Borrowings from the Custodian at April 30, 2025, if any, are included in Bank overdraft in the Statement of Assets and Liabilities. The Fund may also borrow from other funds in the Alger Fund Complex, as discussed in Note 3(i).

ALGER GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

For the six months ended April 30, 2025, the Fund had the following borrowings from the Custodian and other funds in the Alger Fund Complex:

	AVERAGE DAILY BORROWING	WEIGHTED AVERAGE INTEREST RATE
Alger Global Equity Fund	$547	6.41%
The highest amount borrowed from the Custodian and other funds in the Alger Fund Complex during the six months ended April 30, 2025 was as follows:

HIGHEST BORROWING
Alger Global Equity Fund	$196,240
NOTE 6 — Liquidity:

The Fund has entered into an agreement with ReFlow to participate in ReFlow’s liquidity program.  For the six-month period ended April 30, 2025, the Fund did not participate in the ReFlow program.

ALGER GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 7 — Share Capital:

The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value. During the six months ended April 30, 2025 and the year ended October 31, 2024, transactions of shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED April 30, 2025		FOR THE YEAR ENDED October 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Global Equity Fund
Class A:
Shares sold	12,787	$411,644	17,303	$529,823
Shares converted from Class C	10	306	4,755	127,405
Dividends reinvested	82,137	2,381,981	—	—
Shares redeemed	(36,917)	(1,071,238)	(60,343)	(1,778,570)
Net increase (decrease)	58,017	$1,722,693	(38,285)	$(1,121,342)
Class C:
Shares sold	398	$10,053	521	$13,064
Shares converted to Class A	(11)	(306)	(5,238)	(127,405)
Dividends reinvested	1,325	33,927	—	—
Shares redeemed	(3,729)	(110,788)	(6,972)	(170,438)
Net decrease	(2,017)	$(67,114)	(11,689)	$(284,779)
Class I:
Shares sold	205	$5,639	1,623	$49,163
Dividends reinvested	844	23,800	—	—
Shares redeemed	(576)	(16,204)	(4,520)	(125,791)
Net increase (decrease)	473	$13,235	(2,897)	$(76,628)
Class Z:
Shares sold	2,351	$72,998	7,567	$235,427
Dividends reinvested	13,091	398,756	—	—
Shares redeemed	(3,900)	(117,560)	(14,326)	(419,291)
Net increase (decrease)	11,542	$354,194	(6,759)	$(183,864)
NOTE 8 — Income Tax Information:

During the year ended October 31, 2024, the Fund utilized capital loss carryforwards of $224,510.
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is determined annually and is attributable primarily to the tax deferral of losses on wash sales, U.S. Internal Revenue Code Section 988 currency transactions, tax treatment of partnership investments, the realization of unrealized appreciation of passive foreign investment companies, and the return of capital from real estate investment trust investments.
The Fund accrues tax on unrealized gains in foreign jurisdictions that impose a foreign capital tax, if applicable.

ALGER GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 9 — Fair Value Measurements:

The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund's investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with its investments, the Fund has determined that presenting them by security type and sector is appropriate.

Alger Global Equity Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$2,081,791	$880,108	$1,201,683	$—
Consumer Discretionary	2,165,286	1,419,038	746,248	—
Consumer Staples	1,174,097	582,905	591,192	—
Energy	337,154	337,154	—	—
Financials	3,369,914	2,095,484	1,274,430	—
Health Care	2,051,230	1,413,194	638,036	—
Industrials	3,594,963	1,283,553	2,311,410	—
Information Technology	3,894,824	3,631,764	263,060	—
Materials	967,496	967,496	—	—
TOTAL COMMON STOCKS	$19,636,755	$12,610,696	$7,026,059	$—
PREFERRED STOCKS
Health Care	— [1]	—	—	— [1]
SHORT-TERM INVESTMENTS
Money Market Funds	361,769	361,769	—	—
TOTAL INVESTMENTS IN SECURITIES	$19,998,524	$12,972,465	$7,026,059	$—

[1]	Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of April 30, 2025.

ALGER GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Global Equity Fund	Preferred Stocks
Opening balance at November 1, 2024	$—*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at April 30, 2025	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2025**	$—

*	Includes securities that are fair valued at zero.
**	Net change in unrealized appreciation (depreciation) is included in the net change in unrealized appreciation (depreciation) on investments in the accompanying Statement of Operations.
The following table provides quantitative information about the Fund's Level 3 fair value measurements of its investments as of April 30, 2025. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to the Fund's fair value measurements.

	Fair Value April 30, 2025	Valuation Methodology	Unobservable Input	Input/Range	Weighted Average Inputs
Alger Global Equity Fund
Preferred Stocks	$—**	Income Approach	Discount Rate	100%	N/A*

*	Security type listed represents only one investment.
**	Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of April 30, 2025.
The significant unobservable inputs used in the fair value measurement of the Fund's securities are revenue and EBITDA multiples, discount rates, and the probability of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and

ALGER GLOBAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

decreases in the probability of success result in lower fair value measurements. For the six months ended April 30, 2025, there were no changes in valuation methodology on Level 3 investments.
NOTE 10 — Derivatives:

FASB Accounting Standards Codification 815 – Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.
There were no derivative instruments held by the Fund throughout the period or as of April 30, 2025.
NOTE 11 — Principal Risks:

Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies' earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Assets may be focused in a small number of holdings, making them susceptible to risks associated with a single economic, political or regulatory event than a more diversified portfolio. Foreign securities, frontier markets, and emerging markets involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. Investing in companies of small capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. At times, cash may be a larger position in the portfolio and may underperform relative to equity securities.
NOTE 12 — Subsequent Events:

Management of the Fund has evaluated events that have occurred subsequent to April 30, 2025, through the issuance date of the Financial Statements. No material events have been identified which require recognition and/or disclosure.

ALGER GLOBAL EQUITY FUND
OTHER INFORMATION (Unaudited)

Proxy Voting Policies

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 992-3863 or online on the Fund's website at http://www.alger.com or on the SEC’s website at http://www.sec.gov.
Fund Holdings

The Board has adopted policies and procedures relating to disclosure of the Fund's portfolio securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Fund.
Generally, the policies prohibit the release of information concerning portfolio holdings, which have not previously been made public, to individual investors, institutional investors, intermediaries that distribute the Fund's shares and other parties which are not employed by the Investment Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Fund) are acceptable.
The Fund files its complete schedule of portfolio holdings with the SEC semi-annually in financial statements on Form N-CSR and after the first and third fiscal quarters as an exhibit to its reports on Form N-PORT. The Fund's Forms N-CSR and N-PORT are available online on the SEC’s website at www.sec.gov.
In addition, the Fund makes publicly available its month-end top 10 holdings with a 10 day lag and its month-end full portfolio with a 60 day lag on its website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.
In accordance with the foregoing, the Fund provides portfolio holdings information to third parties including financial intermediaries and service providers who need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Fund will communicate with these third parties to confirm that they understand the Fund's policies and procedures regarding such disclosure. These agreements must be approved by the Fund's Chief Compliance Officer.
The Board periodically reviews a report disclosing the third parties to whom the Fund's holdings information has been disclosed and the purpose for such

ALGER GLOBAL EQUITY FUND
OTHER INFORMATION (Unaudited) (Continued)

disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Fund and its shareholders.
In addition to material the Fund routinely provides to shareholders, the Investment Manager may make additional statistical information available regarding the Alger Family of Funds.
Such information may include, but not be limited to, relative weightings and characteristics of the Fund versus an index (such as P/E ratio, alpha, beta, capture ratio, maximum drawdown, standard deviation, EPS forecasts, Sharpe ratio, information ratio, R-squared, and market cap analysis), security specific impact on overall portfolio performance, month-end top ten contributors to and detractors from performance, portfolio turnover, and other similar information. Shareholders should visit www.alger.com or may also contact the Fund at (800) 992-3863 to obtain such information.

ALGER GLOBAL EQUITY FUND

100 Pearl Street, 27th Floor
New York, NY 10004
(800) 992-3863
www.alger.com
Investment Manager

Fred Alger Management, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Sub-Adviser

Redwood Investments, LLC
265 Franklin Street, Suite 1603
Boston, MA 02110
Distributor

Fred Alger & Company, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Transfer Agent and Dividend Disbursing Agent

UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
Custodian

The Bank of New York
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm

Deloitte & Touche LLP
30 Rockefeller Plaza
New York, NY 10112
This report is submitted for the general information of the shareholders of Alger Global Equity Fund. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Fund, which contains information concerning the Fund’s investment policies, fees and expenses as well as other pertinent information.

Inspired by Change, Driven by Growth.

AGSAR

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Remuneration paid to directors, officers and others is included in the Statement of Operations under the line items “Trustee fees” and “Investment advisory fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not Applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to these procedures.

ITEM 16. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 19(a)(3) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Alger Global Equity Fund

By:	/s/ Hal Liebes
Name:	Hal Liebes
Title:	Principal Executive Officer
Date:	June 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hal Liebes
Name:	Hal Liebes
Title:	Principal Executive Officer
Date:	June 23, 2025

By:	/s/ Michael D. Martins
Name:	Michael D. Martins
Title:	Principal Financial Officer
Date:	June 23, 2025